Average Annual Total Returns{- Fidelity® International Growth Fund} - 10.31 Fidelity International Growth & Total International Equity Retail Combo PRO-09 - Fidelity® International Growth Fund	Fidelity International Growth Fund-Retail Class Return Before Taxes Past 1 year	Fidelity International Growth Fund-Retail Class Return Before Taxes Past 5 years	Fidelity International Growth Fund-Retail Class Return Before Taxes Past 10 years	Fidelity International Growth Fund-Retail Class After Taxes on Distributions Past 1 year	Fidelity International Growth Fund-Retail Class After Taxes on Distributions Past 5 years	Fidelity International Growth Fund-Retail Class After Taxes on Distributions Past 10 years	Fidelity International Growth Fund-Retail Class After Taxes on Distributions and Sales Past 1 year	Fidelity International Growth Fund-Retail Class After Taxes on Distributions and Sales Past 5 years	Fidelity International Growth Fund-Retail Class After Taxes on Distributions and Sales Past 10 years	MS270 Past 1 year	MS270 Past 5 years	MS270 Past 10 years
Total	16.95%	11.68%	8.83%	17.00%	11.59%	8.73%	10.14%	9.39%	7.29%	18.47%	10.69%	7.66%